Events after the reporting date (Details Narrative)	6 Months Ended		7 Months Ended		8 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 11, 2023 USD ($)	Aug. 10, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Vessel sale gross price	$ 13,694,000	$ 0
Instalment (absolute amount)	$ 3,747,000	$ 21,220,000
Sky Globe [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built			2009-built
Vessel sale gross price			$ 10,700,000
Gains on disposals of investment properties			$ 2,200,000
Star Globe [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built							2010-built
Vessel sale gross price							$ 11,200,000
Gains on disposals of investment properties							$ 1,600,000
Two newbuild bulk carriers [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel type						bulk carrier
Vessel Capacity						64,000
Vessel Delivery Date						second half of 2026
Purchase of property, plant and equipment, classified as investing activities						$ 75,500,000
Instalment (absolute amount)					$ 7,500,000
CiT Loan facility [member] | August 2023 Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Line Of Credit Facility Borrowing Capacity					77,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts					$ 25,000,000
Description of borrowings					for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes of all the borrowers and Globus
Assets pledged as collateral					Diamond Globe and Power Globe
Borrowings, adjustment to interest rate basis					2.70%
Proceeds from borrowings, classified as financing activities				$ 25,000,000